LORD ABBETT SECURITIES TRUST

Lord Abbett Focused Large Cap Value Fund

Lord Abbett Focused Small Cap Value Fund

Lord Abbett Fundamental Equity Fund

Lord Abbett Value Opportunities Fund

Supplement dated August 25, 2021 to the

Prospectus and Statement of Additional Information dated March 1, 2021,

as supplemented

The following changes are effective immediately:

The following table replaces the table in the subsection under “Focused Large Cap Value Fund – Management – Portfolio Managers” on page 40 of the prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
Jeff D. Diamond, Portfolio Manager	2019
John C. Hardy, Portfolio Manager	2020

The following table replaces the table in the subsection under “Focused Small Cap Value Fund – Management – Portfolio Managers” on page 50 of the prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
John C. Hardy, Portfolio Manager	2019

The following table replaces the table in the subsection under “Fundamental Equity Fund – Management – Portfolio Managers” on page 59 of the prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
Jeff D. Diamond, Portfolio Manager	2018
John C. Hardy, Portfolio Manager	2020

The following table replaces the table in the subsection under “Value Opportunities Fund – Management – Portfolio Managers” on page 139 of the prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
John C. Hardy, Portfolio Manager	2018

The following paragraphs replace the fifth, sixth, seventh, and fifteenth paragraphs under “Management and Organization of the Funds – Portfolio Managers” beginning on page 225 of the prospectus:

Focused Large Cap Value Fund. Jeff D. Diamond, Portfolio Manager, and John C. Hardy, Portfolio Manager joined Lord Abbett in 2007 and 2011, respectively. Messrs. Diamond and Hardy are jointly and primarily responsible for the day-to-day management of the Fund.

Focused Small Cap Value Fund. John C. Hardy, Portfolio Manager, joined Lord Abbett in 2011. Mr. Hardy is primarily responsible for the day-to-day management of the Fund.

Fundamental Equity Fund. Jeff D. Diamond, Portfolio Manager, and John C. Hardy, Portfolio Manager joined Lord Abbett in 2007 and 2011, respectively. Messrs. Diamond and Hardy are jointly and primarily responsible for the day-to-day management of the Fund.

Value Opportunities Fund. John C. Hardy, Portfolio Manager, joined Lord Abbett in 2011. Mr. Hardy is primarily responsible for the day-to-day management of the Fund.

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Other Accounts Managed” beginning on page 7-1 of the statement of additional information (“SAI”):

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Focused Large Cap Value Fund
Jeff D. Diamond	25	3,684.2	0	0	1,477	754.4
John C. Hardy	54	5,651.2	1	76.3	1,484	1,103.6

Focused Small Cap Value Fund
John C. Hardy	56	6,004.8	1	76.3	1,484	1,103.6

Fundamental Equity Fund
Jeff D. Diamond	23	2,492.5	0	0	1,477	754.4
John C. Hardy	52	4,459.5	1	76.3	1,484	1,103.6

Value Opportunities Fund
John C. Hardy	52	4,703.3	1	76.3	1,484	1,103.6

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Holdings of Portfolio Managers” beginning on page 7-2 of the SAI:

Ownership of Securities	Aggregate Dollar Range of Securities
Focused Large Cap Value Fund
Jeff D. Diamond	$10,001-$50,000
John C. Hardy	$0

Ownership of Securities	Aggregate Dollar Range of Securities
Focused Small Cap Value Fund
John C. Hardy	$100,001-$500,000
Fundamental Equity Fund
Jeff D. Diamond	$100,001-$500,000
John C. Hardy	$1-$10,000
Value Opportunities Fund
John C. Hardy	$100,001-$500,000

Please retain this document for your future reference.